Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Current income tax
Foreign	$ 2,423	$ 1,415	$ 4,183	$ 2,421
Deferred income Tax
Foreign	548	216	4,513	802
Total Provision for Income tax	$ 2,971	$ 1,631	$ 8,696	$ 3,223
Effective income tax rate	(173.00%)	39.00%	28.30%	32.00%